Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2014	Dec. 31, 2013
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 13,480	$ 2,564		$ 2,041
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		63.80%
Navios Asia
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	51.00%
Remaining non controlling interest percentage acquired				49.00%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		20.10%
General partner interest of Navios Holdings		2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		46.60%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		50.00%
Ownership percentage of Navios Holdings		35.00%
Navios Europe I
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		47.50%
Navios Europe II
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		47.50%
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 1,890	1,974
Additional security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		11,000	0
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		590	$ 590
Effect of early adoption of new accounting pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction of total assets, due to change in accounting principle		(31,692)
Reduction of long term debt, due to change in accounting principle		(30,789)
Reduction of current portion of long term debt, due to change in accounting principle		$ (903)